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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:       811-07871

TD WATERHOUSE PLUS FUNDS, INC.
(FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.)
(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York      10005
(Address of principal executive offices)    (Zip code)

George O. Martinez, President, TD Waterhouse Plus Funds, Inc.
100 Summer Street, Suite 1500, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:       212-806-3500

Date of fiscal year end:         October 31, 2004

Date of reporting period:         October 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report October 31, 2004

TD Waterhouse
Plus Funds, Inc.

Money Market Plus Portfolio

TD WATERHOUSE PLUS FUNDS, INC.
 Board of Directors and Executive Officers

DIRECTORS
James F. Rittinger †	Theodore Rosen
Partner	Managing Director of Burnham
Satterlee Stephens	Securities, Inc. and Chairman
Burke & Burke LLP	of the Board of
Marathon Capital LLC

Richard W. Dalrymple	Peter B. M. Eby
Chief Operating Officer of	Corporate Director
American Red Cross
(Nassau County Chapter)

EXECUTIVE OFFICERS
George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

* Affiliated Person of the Distributor
† Interested Director

TD WATERHOUSE ASSET MANAGEMENT, INC.
 Board of Directors and Executive Officers

DIRECTORS
Timothy P. Pinnington	Richard H. Neiman
Chairman, Chief Executive	Executive Vice President,
Officer, President and	General Counsel and Secretary
Chief Operating Officer

SENIOR OFFICERS
David A. Hartman	Edwin R. Corneiro
Senior Vice President and	Executive Vice President,
Chief Investment Officer	Chief Financial Officer
and Treasurer

Michele R. Teichner
Chief Compliance Officer
and Senior Vice President
Compliance, Administration
and Operations

2

TD WATERHOUSE PLUS FUNDS, INC.
 Service Providers

Investment Manager	Transfer Agent
TD Waterhouse Asset	National Investor Services Corp.
Management, Inc.	55 Water Street
100 Wall Street	New York, NY 10041
New York, NY 10005

Independent Registered	Administrator &
Public Accounting Firm	Shareholder Servicing
Ernst & Young LLP	TD Waterhouse Investor
5 Times Square	Services, Inc.
New York, NY 10036	100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Shearman & Sterling LLP
One Wall Street	599 Lexington Avenue
New York, NY 10286	New York, NY 10022

Distributor	Independent Directors
Funds Distributor, Inc.	Counsel
100 Summer Street	Willkie Farr & Gallagher LLP
Boston, MA 02110	787 Seventh Avenue
New York, NY 10019

3

TD WATERHOUSE PLUS FUNDS, INC.

A Safe Haven in Uncertain Times

Dear Shareholder:

It appears that the Federal Reserve Open Market Committee (Federal Reserve), with its low interest rate policy, has managed to breathe new life into the economy and turn away the threat of deflation. As a result, the central bank has changed course and begun raising interest rates.

The Federal Reserve has indicated, however, that it plans to take a gradual approach in tightening monetary policy. Although the economy shows signs of robust growth, inflation remains tame. Therefore, it has retained the leeway to increase rates at a measured pace so as not to derail the economic expansion.

Still, uncertainty about the impact rising interest rates may have on economic activity has unsettled bond and equity markets. Money market funds can be considered a safe haven in periods of rising rates, providing protection of principal and offering higher yields as rates increase.

The current situation in Iraq and the surge in oil prices have further contributed to the uncertainty in the market. As we’ve noted before, uncertainty sparked by unexpected economic, financial or geopolitical events will eventually pass. In the meantime, we believe it’s important that investors generally remain well-positioned for the market’s bounce back. TD Waterhouse money market funds may be well-suited for the cash component in your portfolio.

On behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to helping you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Timothy P. Pinnington
 President and Chief Executive Officer
TD Waterhouse USA
 December 10, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

4

TD WATERHOUSE PLUS FUNDS, INC.

Commentary

Market Review

After a somewhat lackluster showing in the second quarter of 2004, as record gasoline prices held back consumer spending, the U.S. economy appears to be picking up in the second half of the year. As a result, the Federal Reserve Open Market Committee (Federal Reserve) has shifted its monetary policy and begun to raise interest rates in an effort to keep a lid on inflation.

Despite some mixed data in the first half of the year that clouded the economic outlook, the Federal Reserve indicated that it believed the underlying economic fundamentals, including interest rates, which remained low, and solid productivity gains, remained strong enough to carry the economy through what it viewed as a temporary slow spell. Moreover, the increase in oil prices was expected to be temporary and that once energy costs retreated, consumer confidence and business optimism would improve.

So, after a year of holding interest rates at a 45-year low to energize the economy and ward off deflation, the Federal Reserve raised interest rates in June – for the first time in four years – by 0.25%. It followed that hike with similar ones in August, September and November, pushing the target federal funds rate up to 2.00%.

The Federal Reserve noted at its November policy-setting meeting that “output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved.” Moreover, it held to its view that “inflation and longer-term inflation expectations remain well contained.” It therefore restated its intention to continue tightening monetary policy at a measured pace, gradually lifting the federal funds rate to a more neutral level over the coming quarters.

The increase in October’s Consumer Price Index provided support to the Federal Reserve’s view that the economy may be on better footing than many appreciate. Rising inflation figures suggest that economic slack may be diminishing. This is particularly so in light of the fact that core inflation – which excludes volatile energy and food prices – increased by a more-than-expected 0.2% in October, and rose 2.0% over the past year. So far in 2004, core inflation is running at 2.4%, compared with 1.3% in the first 10 months of 2003.

Other recent reports were mixed but also provide evidence that the economy is on a growth path in 2004. Although short of estimates, second-quarter Gross Domestic Product grew at a respectable annualized rate of 3.3%. Similarly, the third quarter expanded at a less-than-expected but solid 3.7%, as consumers returned to the stores.

Manufacturing activity continues to grow, even though the Institute of Supply Management Index reading edged down to 56.8 in October, reflecting some caution among businesses assessing the potential impact of higher oil prices. Still, the index has remained above the 50 level – signaling expansion – since June 2003.

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On the labor front, the economy created 337,000 jobs in October, almost twice expectations for 175,000. Even more encouraging, numbers for the two previous months were revised up, adding 113,000 more positions. The broad-based strength in October’s job growth suggests that conditions in the labor market are firming. The unemployment rate, which edged up to 5.5% from 5.4%, is sending a similar message, as the rise is primarily due to a big increase in the size of the labor force – a sign that workers are becoming more optimistic about finding a job.

The prospect of rising interest rates played havoc with financial markets over the 12-month reporting period. Bonds experienced sharp swings in yields, driving bond prices up and down from one week to the next. Bonds rebounded towards the end of the period, as reports showing moderate economic growth and subdued inflation raised speculation that the Federal Reserve may not need to increase interest rates as quickly as investors had anticipated.

Like bonds, equities were volatile over the period, rising and falling in value as investors watched economic data in an effort to determine how soon the Federal Reserve would need to increase interest rates. Corporate earnings growth was better than expected and forecasts call for further profit growth this year. But investors question whether companies will be able to continue to deliver as rates and energy prices move higher.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-943-4448.

David A. Hartman
Senior Vice President and
Chief Investment Officer
 TD Waterhouse Asset Management, Inc.

December 10, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

6

TD WATERHOUSE PLUS FUNDS, INC.

	PORTFOLIO SUMMARY AS OF 10/31/04 Money Market Plus
	Invests in high-quality money market securities
Seven-Day Yield*	1.44%
Seven-Day Effective Yield*	1.45%
Maturity Composition**	Average Maturity: 38 days
Average maturity is the weighted average of the number of days to the maturity date or earliest date to put or demand the principal and interest of a security.	1-30 days 70.9%
	31-60 days 12.4%
	61-90 days 2.0%
	Over 90 days 14.7%

Portfolio Composition**	By Security Type
All figures are shown as a percentage of the Portfolio's investments. All of the Portfolio's securities are in the top tier of credit quality.
	A.	32.3%	Corporate Obligations
	B.	40.0%	Bank Obligations
	C.	15.6%	Taxable Municipal Obligations
	D.	4.9%	U.S. Government/Agency Obligations
	E.	7.2%	Repurchase Agreement

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Money Market Plus Portfolio’s seven-day yield would have been 1.25% and seven-day effective yield would have been 1.26%.
**	Portfolio Composition is subject to change.

7

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur transaction costs and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2004 through October 31, 2004).

The table on the following page illustrates your Portfolio’s costs in two ways.

•
Actual Expenses . Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•
Hypothetical Example for Comparison Purposes . This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked ”Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other Portfolios.

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Expenses
			Annualized	Paid
	Beginning	Ending	Expense	During
	Account	Account	Ratios	Period*
	Value	Value	5/1/2004 to	5/1/2004 to
	5/1/2004	10/31/2004	10/31/2004	10/31/2004

Money Market Plus Portfolio

Actual	$1,000.00	$1,005.20	0.45%	$2.27
Hypothetical (5% Return
before expenses)	1,000.00	1,022.87	0.45	2.29

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securites is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolio’s proxy voting record for the most recent 12-month period ended June 30, 2004 is available, without charge, online at tdwaterhouse.com/products/ accounts_investments/ types_invest.html. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolio files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdwaterhouse.com/products/accounts_investments/types_invest.html; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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10

TABLE OF CONTENTS

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

Schedule of Investments	22

Notes to Schedule of Investments	27

Report of Independent Registered Public Accounting Firm	29

Directors and Officers Information	30

11

Statement of Assets and Liabilities
 October 31, 2004

Money Market
Plus Portfolio

ASSETS
Investments in securities, at value (including
repurchase agreement of $35,806,000) (Note 2)	$495,413,803
Receivable for capital shares sold	3,693,215
Interest receivable	600,175
Prepaid expenses	57,651

TOTAL ASSETS	499,764,844

LIABILITIES
Payable for capital shares redeemed	8,103,580
Payable to Investment Manager and its affiliates (Note 3)	144,879
Accrued expenses	85,394
Dividends payable to shareholders	58,715
Payable to custodian	707

TOTAL LIABILITIES	8,393,275

NET ASSETS	$491,371,569

Net assets consist of:
Paid-in-capital	$491,393,857
Accumulated net realized losses from security transactions	(22,288)

Net assets, at value	$491,371,569

Shares outstanding ($.0001 par value common stock,
20 billion shares authorized)	491,393,857

Net asset value, redemption price and offering price
per share (Note 2)	$1.00

Please see accompanying notes to financial statements.

12

Statement of Operations
 For the Year Ended October 31, 2004

Money Market
Plus Portfolio

INVESTMENT INCOME
Interest income	$5,445,819

Expenses
Investment management fees (Note 3)	1,404,063
Administration fees (Note 3)	401,157
Shareholder servicing fees (Note 3)	200,580
Transfer agent fees (Note 3)	200,580
Directors’ fees (Note 4)	54,340
Professional fees	108,734
Registration fees	73,652
Shareholder reports and mailing	47,548
Custody fees	44,216
Other expenses	13,930

TOTAL EXPENSES	2,548,800

Fees waived by the Investment Manager
and its affiliates (Note 3)	(742,414)
Reduction in custody fees due to
earnings credits (Note 2)	(1,167)

NET EXPENSES	1,805,219

NET INVESTMENT INCOME	3,640,600

NET REALIZED LOSSES FROM
SECURITY TRANSACTIONS	(22,594)

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$3,618,006

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	Money Market Plus Portfolio

	Year	Period	Year
	Ended	Ended	Ended
	October 31,	October 31,	April 30,
	2004	2003*	2003

OPERATIONS:
Net investment income	$3,640,600	$1,278,067	$1,679,441
Net realized gains (losses) from security transactions	(22,594)	(28)	11,291

Net increase in net assets from operations	3,618,006	1,278,039	1,690,732

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,640,600)	(1,278,067)	(1,679,441)
From net realized gains on security transactions	—	—	(11,072)

Total dividends and distributions to shareholders	(3,640,600)	(1,278,067)	(1,690,513)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	873,168,388	428,429,304	361,111,332
Shares issued in reinvestment of dividends	3,589,995	1,276,145	1,686,543
Payments for shares redeemed	(796,209,952)	(237,946,502)	(193,764,587)

Net increase in net assets from capital share transactions	80,548,431	191,758,947	169,033,288

TOTAL INCREASE IN NET ASSETS	80,525,837	191,758,919	169,033,507

NET ASSETS:
Beginning of period	410,845,732	219,086,813	50,053,306

End of period	$491,371,569	$410,845,732	$219,086,813

*	For the six-month period ended October 31, 2003. The Portfolio changed its fiscal year end from April 30 to October 31.

Please see accompanying notes to financial statements.

14	15

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Money Market Plus Portfolio

	Year Ended	Period Ended		Year Ended	Period Ended
	October 31,	October 31,		April 30,	April 30,
	2004	2003 *		2003	2002 **

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.000	$1.000		$1.000	$1.000

Net investment income	0.009	0.004		0.013	0.001

Dividends from net investment income	(0.009)	(0.004)		(0.013)	(0.001)
Distributions from realized gains on investment transactions	—	—		(0.000) ***	—

Net asset value, end of period	$1.000	$1.000		$1.000	$1.000

RATIOS:
Ratio of total expenses to average net assets	0.64%	0.61%	(A)	0.62%	0.79%	(A)

Ratio of net expenses to average net assets	0.45%	0.44%	(A)	0.44%	0.45%	(A)

Ratio of net investment income to average net assets	0.91%	0.77%	(A)	1.27%	1.56%	(A)

SUPPLEMENTAL DATA:
Total investment return (B)	0.89%	0.78%	(A)	1.35%	1.53%	(A)

Net assets, end of period	$491,371,569	$410,845,732		$219,086,813	$50,053,306

Average net assets	$400,977,903	$331,275,366		$132,010,681	$50,002,109

*	For the six-month period ended October 31, 2003. The Portfolio changed its fiscal year end from April 30 to October 31.
**	The Portfolio commenced operations on April 4, 2002.
***	Amount represents less than $0.001 per share.
(A)	Annualized.
(B)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

16	17

TD WATERHOUSE PLUS FUNDS, INC.
 Notes to Financial Statements — October 31, 2004

Note 1 — Organization

TD Waterhouse Plus Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund consists of one Portfolio, the Money Market Plus Portfolio (the “Portfolio”). The Portfolio is diversified within the meaning of the Act. The Portfolio commenced operations on April 4, 2002. The investment objective of the Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share. The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

Note 2 — Significant Accounting Policies

The following is a summary of the Portfolio’s significant accounting policies:

Use of Estimates — The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Securities Valuation — The Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2004, the cost of investments of the Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Computation of Net Asset Value — It is the Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Repurchase Agreements — The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the Portfolio’s “Investment Manager”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price

18

TD WATERHOUSE PLUS FUNDS, INC.
 Notes to Financial Statements — October 31, 2004

plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolio has an agreement with its custodian bank whereby the Portfolio receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolio is charged a fee (i.e. “earnings debits”) by its custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolio includes net earnings debits in custody fees and net earnings credits as an expense offset in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

There is a written agreement by the Investment Manager and certain of its affiliates to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) through October 31, 2004 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio’s total operating expenses will not exceed 0.45% on an annual basis during each fiscal year. The investment manager and its affliates may voluntarily agree to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Portfolio, the Portfolio pays the Investment Manager an annual investment management fee, on a graduated

19

TD WATERHOUSE PLUS FUNDS, INC.
 Notes to Financial Statements — October 31, 2004

basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets over $2 billion. For the year ended October 31, 2004, the Investment Manager voluntarily waived $263,669 of its investment management fees for the Portfolio.

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Portfolio. For the administrative services rendered to the Portfolio, the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of the Portfolio’s average daily net assets. For the year ended October 31, 2004, TD Waterhouse voluntarily waived $301,776 of its administrative fees for the Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolio. The shareholder service plan adopted by the Fund provides that the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. For the year ended October 31, 2004, TD Waterhouse voluntarily waived $26,081 of its shareholder servicing fees for the Portfolio.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency related services. For such services, the Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. For the year ended October 31, 2004, the Transfer Agent voluntarily waived $150,888 of its transfer agency and dividend disbursing agency fees for the Portfolio.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,
2.	a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3.	an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.	a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolio.

20

TD WATERHOUSE PLUS FUNDS, INC.
 Notes to Financial Statements — October 31, 2004

Note 5 — Federal Income Taxes

It is the Portfolio’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid to shareholders during the fiscal years or periods ended October 31, 2004, October 31, 2003 and April 30, 2003 were all ordinary income.

As of October 31, 2004, the components of Accumulated Losses on a tax basis were as follows:

	Undistributed	Capital Loss	Other Temporary
	Ordinary Income	Carryforwards	Differences

Money Market Plus Portfolio	$59,048	$(22,622)	$(58,714)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, the Portfolio had capital loss carryforwards available to offset future Capital gains, if any, as follows:

	Expires 2011	Expires 2012

Money Market Plus Portfolio	$28	$22,594

Note 6 — Federal Tax Information (Unaudited)

As required by Federal regulations, shareholders will receive notification of their portion of the Portfolio’s taxable ordinary dividends and capital gains distributions paid (if any) for the 2004 calendar year in early 2005.

21

TD WATERHOUSE PLUS FUNDS, INC.
 Money Market Plus Portfolio • Schedule of Investments
 October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—11.5%
$4,111,690	Americredit Automobile Receivables Trust 2004-1,
	Class A-1, 1.77%, due 9/6/05 (GTY: AMBAC)	1.77	$4,111,690
23,000,000	Aquinas Funding LLC, 2.02%, due 3/10/05 (Note C)	2.02	22,835,059
2,000,000	Belford U.S. Capital Co., LLC, 1.86%, due 11/15/04
	(Notes A, C)	1.86	2,000,000
6,685,000	LEAFs, LLC, 1.92%, due 11/22/04 (Credit: AIG)
	(Notes A, C)	1.92	6,685,000
8,000,000	Metropolitan Life Global Funding I, 2.00%,
	due 11/29/04 (Notes A, C)	2.00	8,000,000
3,168,699	Prestige Auto Receivables Trust 2004-1, Class A-1,
	1.77%, due 7/15/05 (GTY: FSA) (Note C)	1.77	3,168,699
10,000,000	RACERS Trust Ser. 2004-6-MM, 1.91%, due 11/22/04
	(GTY: Lehman Bros. Holdings Inc.) (Notes A, C)	1.91	10,000,000

			56,800,448

	BROKER/DEALER OBLIGATIONS—10.2%
5,000,000	Goldman Sachs Group, Inc., 1.86%, due 11/15/04
	(Notes A, C)	1.86	5,000,000
13,000,000	Goldman Sachs Group, Inc., 2.03%, due 12/15/04
	(Notes A, C)	2.03	13,000,000
12,000,000	Merrill Lynch & Co., Inc., 2.01%, due 11/11/04 (Note A)	2.01	12,000,000
16,000,000	Morgan Stanley, 1.84%, due 11/4/04 (Note A)	1.84	16,000,534
4,000,000	Morgan Stanley, 1.87%, due 11/15/04 (Note A)	1.87	4,000,000

			50,000,534

	EXTENDIBLE COMMERCIAL NOTES—5.1%
5,000,000	ASAP Funding Inc., 1.86%, due 11/18/04
	(Credit: Bank of America Corp.; Citigroup, Inc.)
	(Notes A, F)	1.86	4,995,608
5,000,000	Newcastle Certificate Program, 1.95%, due 12/8/04
	(Notes A, F)	1.95	4,990,031
15,000,000	Newcastle Certificate Program, 1.86%, due 12/14/04
	(Notes A, F)	1.86	14,966,854

			24,952,493

	FINANCE & INSURANCE OBLIGATIONS—0.5%
2,300,000	Kokomo Grain Co., Inc., Ser. 2002-A, 2.04% (Notes B, C)	2.04	2,300,000

22

TD WATERHOUSE PLUS FUNDS, INC.
 Money Market Plus Portfolio • Schedule of Investments
 October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	LOAN PARTICIPATIONS—5.3%
$10,000,000	Cos-Mar Company, 1.95%, due 11/26/04
	(GTY: General Electric Co.) (Notes A, D)	1.95	$10,000,000
12,000,000	Luddite Associates, 1.67%, due 11/9/04
	(GTY: Prudential Insurance Co. of America) (Note D)	1.67	12,000,000
4,000,000	Perseverance Associates, L.P., 1.67%, 11/9/04
	(GTY: Prudential Insurance Co. of America) (Note D)	1.67	4,000,000

			26,000,000

	TOTAL CORPORATE OBLIGATIONS—32.6%		160,053,475

	BANK OBLIGATIONS

	BANK NOTES—10.1%
5,000,000	Bank of New York Co., Inc., 1.97%, due 11/29/04 (Note A)	1.97	5,000,000
10,000,000	Bayerische Landesbank, NY, 1.92%, due 11/24/04 (Note A)	1.92	10,000,000
10,000,000	Irish Life & Permanent, PLC, 1.91%, due 11/22/04 (Note A)	1.90	9,998,292
8,000,000	Royal Bank of Canada, 1.84%, due 11/10/04 (Note A)	1.84	8,000,000
1,600,000	Wells Fargo & Co., 1.86%, due 11/2/04 (Note A)	1.84	1,601,314
10,000,000	Wells Fargo & Co., 1.84%, due 11/15/04 (Note A)	1.84	10,000,000
5,000,000	Westpac Banking Corp., NY, 1.85%, due 12/13/04 (Note A)	1.85	5,000,000

			49,599,606

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—7.7%
13,000,000	Canadian Imperial Bank of Commerce, 1.92%,
	due 11/15/04 (Note A)	1.92	13,000,000
10,000,000	Canadian Imperial Bank of Commerce, 1.94%,
	due 2/14/05	1.94	9,998,519
5,000,000	Fortis Bank, 2.19%, due 6/9/05	2.19	4,997,455
10,000,000	Svenska Handelsbanken AB, 1.25%, due 12/31/04	1.25	10,000,000

			37,995,974

	DOMESTIC BANK SUPPORTED OBLIGATIONS—14.5%
2,065,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002,
	1.96% (LOC: Fifth Third Bank) (Note B)	1.93	2,065,000
1,900,000	ASC Manufacturing, Ltd. Adj. Rate Tax. Secs.,
	Ser. 2003, 1.96% (LOC: Fifth Third Bank) (Note B)	1.93	1,900,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax.
	Secs., Ser. 1999, 1.96% (LOC: Fifth Third Bank) (Note B)	1.93	1,035,000
2,000,000	Community HDC Tax., Ser. 2004, 1.90%
	(LOC: Wells Fargo Bank, N.A.) (Note B)	1.90	2,000,000

23

TD WATERHOUSE PLUS FUNDS, INC.
 Money Market Plus Portfolio • Schedule of Investments
 October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for
	Archbishop Moeller H.S., Adj. Rate Tax. Secs.,
	Ser. 2003, 1.96% (LOC: Fifth Third Bank) (Note B)	1.93	$500,000
1,700,000	DBH Associates - Ohio L.P. Adj. Rate Tax. Secs.,
	Ser. 2002, 1.96% (LOC: Fifth Third Bank) (Note B)	1.93	1,700,000
640,000	Dominican Sisters, St. Mary’s of The Springs, Tax.,
	Ser. 2000, 1.96% (LOC: Fifth Third Bank) (Note B)	1.93	640,000
1,500,000	EXAL Corp., Adj. Rate Tax. Secs., Ser. 2003, 1.96%
	(LOC: Fifth Third Bank) (Note B)	1.93	1,500,000
4,000,000	Galloway Company, Tax., Ser. 2003, 2.10%
	(LOC: Bank One, N.A.) (Note B)	2.07	4,000,000
1,415,000	General Secretariat of the OAS, Tax., Ser. A, 1.91%
	(LOC: Bank of America, N.A.) (Note B)	1.88	1,415,000
2,000,000	Kern Water Bank Auth., Ser. 2003B (Tax.), 1.90%
	(LOC: Wells Fargo Bank, N.A.) (Note B)	1.87	2,000,000
1,000,000	Lauren Co., LLC, Tax., Ser. 2003, 1.90% (LOC: Wells
	Fargo Bank, N.A.) (Note B)	1.87	1,000,000
15,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003,
	1.96% (LOC: Wachovia Bank, N.A.) (Note B)	1.96	15,000,000
4,000,000	M&M Drying, Ltd., Minerva Real Estate, LLC, Ser. 2003,
	2.01% (LOC: Bank One, N.A.) (Note B)	1.98	4,000,000
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Tax. Secs.,
	Ser. 2003, 1.96% (LOC: Fifth Third Bank) (Note B)	1.96	2,000,000
5,435,000	New Plaza Management, LLC, Ser. 2003, 1.96%
	(LOC: U.S. Bank, N.A.) (Note B)	1.93	5,435,000
3,850,000	Quadra, Inc. and S.L.J.B., LLC, Tax., Ser. 2003, 2.01%
	(LOC: Bank One, N.A.) (Note B)	1.98	3,850,000
8,455,000	Riddle Memorial Hospital Health Care Center III Assoc.,
	Tax., Ser. 2003, 1.95% (LOC: PNC Bank, N.A.) (Note B)	1.92	8,455,000
1,200,000	R.M.D. Corp. Adj. Rate Tax. Secs., Ser. 2003, 1.96%
	(LOC: Fifth Third Bank) (Note B)	1.93	1,200,000
1,900,000	Royce G. Pullman M & A, LLC, Adj. Rate Tax. Secs.,
	Ser. 2003, 1.96% (LOC: Fifth Third Bank) (Note B)	1.93	1,900,000
2,400,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004,
	1.96% (LOC: Bank of America, N.A.) (Note B)	1.93	2,400,000
1,100,000	Sound Class Assets, LLC, Ser. 2003A, 1.97%
	(LOC: Bank of America, N.A.) (Note B)	1.94	1,100,000
2,400,000	The Garlands of Barrington Lenders Inc. Tax.,
	Ser. 2002B, 1.87% (LOC: Bank One, N.A.) (Note B)	1.84	2,400,000
2,795,000	The Scranton Times, L.P., Var. Rate Term Notes,
	Ser. 1997, 1.95% (LOC: PNC Bank, N.A.) (Note B)	1.95	2,795,000
680,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs.,
	Ser. 2002, 1.96% (LOC: Fifth Third Bank) (Note B)	1.93	680,000

			70,970,000

24

TD WATERHOUSE PLUS FUNDS, INC.
 Money Market Plus Portfolio • Schedule of Investments
 October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	FOREIGN BANK SUPPORTED OBLIGATIONS—8.0%
$5,000,000	Banco Bradesco S.A. Grand Cayman Branch,
	due 12/15/04 (LOC: Calyon NY)	1.87	$4,988,695
8,000,000	Banco Continental de Panama, S.A., Ser. A,
	due 11/2/04 (LOC: Calyon NY)	1.78	7,999,604
8,000,000	Banco Continental de Panama, S.A., Ser. A,
	due 2/10/05 (LOC: Calyon NY)	1.97	7,956,233
3,000,000	Brooksby Village, Inc., Ser. 2002, 2.00%
	(LOC: LaSalle Bank, N.A.) (Note B)	1.97	3,000,000
2,000,000	HBOS Treasury Services, PLC, 1.75%, due 11/22/04
	(GTY: Bank of Scotland) (Note A)	1.75	2,000,000
5,000,000	HBOS Treasury Services, PLC, 1.83%, due 12/1/04
	(GTY: Bank of Scotland) (Note A)	1.83	5,000,000
8,500,000	HBOS Treasury Services, PLC, 1.96%, due 12/24/04
	(GTY: Bank of Scotland) (Note A)	1.96	8,500,000

			39,444,532

	TOTAL BANK OBLIGATIONS—40.3%		198,010,112

	TAXABLE MUNICIPAL OBLIGATIONS
3,000,000	Brooks Cty. Dev. Auth. Tax. IDB (Landboard, Inc. Proj.)
	Ser. 2003, 1.96% (LOC: Bank of America, N.A.) (Note B)	1.96	3,000,000
1,800,000	California Infrastructure & Econ. Dev. Bank Tax., IDRB,
	Ser. 2003B (Surtec, Inc. Proj.), 2.11% (LOC: Comerica
	Bank, N.A.) (Note B)	2.08	1,800,000
5,000,000	California PCFA Env. Imp. Rev. Bonds (ARCO Project),
	Tax. Ser. 1997, 1.85%, due 11/3/04
	(GTY: BP Amoco PLC)	1.85	5,000,000
895,000	Florida HFC Tax. Housing Rev. Bonds 1999 Ser. G-2
	(Valencia Village Apts.) 2.06% (Credit: Fannie Mae)
	(Note B)	2.06	895,000
1,050,000	Florida HFC Tax. Housing Rev. Bonds 2000 Ser. E-2
	(Waterford Pointe Apts.), 2.09% (Credit: Fannie Mae)
	(Note B)	2.09	1,050,000
700,000	Greenville (SC) Memorial Auditorium Dist. Pub. Facs.
	Corp., Tax. COP (Bi-Lo Center Proj.) Ser. 1998C, 2.06%
	(LOC: Bank of America, N.A.) (Note B)	2.03	700,000
1,500,000	Illinois Dev. Auth. Rev. Bonds (American College
	of Surgeons Proj.) Tax. Ser. 1996, 1.95% (LOC: Northern
	Trust Company) (Note B)	1.92	1,500,000
3,900,000	Illinois DFA, IDRB (MZG Assoc. LLC Proj.), Tax.
	Ser. 2000, 2.05% (LOC: FHLB) (Note B)	2.02	3,900,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds,
	Tax., Ser. 1998B, 1.84% (Credit: Bank of America NT
	& SA; MBIA) (Note B)	1.81	1,120,000

25

TD WATERHOUSE PLUS FUNDS, INC.
 Money Market Plus Portfolio • Schedule of Investments
 October 31, 2004

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$9,000,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev.
	Bonds, Ser. 2003B, 1.93% (Credit: FGIC; Bank of
	America, N.A.) (Note B)	1.93	$9,000,000
7,520,000	Maryland Health and HEFA, Tax. Rev. Bonds
	(Charlestown Community Issue), Ser. 1998B, 1.95%
	(LOC: Wachovia Bank, N.A) (Note B)	1.95	7,520,000
11,250,000	San Jose, CA Redev. Agency Merged Area Redev. Proj.
	Tax. Rev. Bonds 2003, Ser. A, 1.87% (LOC: JPMorgan
	Chase Bank) (Note B)	1.87	11,250,000
13,600,000	Township of Derry Indus. & Commercial Dev. Auth.
	Tax., Ser. 2001 (GIANT Center Proj., Hershey, PA),
	1.96% (LOC: PNC Bank, N.A.) (Note B)	1.93	13,600,000
2,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate
	Telecom. Rev. Bonds, Ser. 2004, 1.93%, (LOC: Bank
	of America, N.A.) (Note B)	1.90	2,000,000
15,000,000	Westchester County Health Care Corp. Tax. CP Notes,
	Ser. 2, due 11/3/04 (GTY: BP Amoco PLC)	1.85	14,997,700

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—15.7%		77,332,700

	U.S. GOVERNMENT AGENCY OBLIGATIONS
5,000,000	Fannie Mae Mortgage-Backed Discount Notes,
	due 12/1/04	1.38	4,994,333
4,262,000	Fannie Mae Mortgage-Backed Discount Notes,
	due 5/2/05	2.11	4,217,183
15,000,000	Fannie Mae Notes, 1.55%, due 5/4/05 (Note E)	1.55	15,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—4.9%		24,211,516

	REPURCHASE AGREEMENT—7.3%
35,806,000	Bank of America Securities, LLC
	• 1.86%, dated 10/29/04, due 11/1/04 in the
	amount of $35,811,550
	• fully collateralized by U.S. Government obligation,
	coupon 5.50%, maturity 10/1/34,
	value $36,522,120	1.86	35,806,000

	TOTAL INVESTMENTS (cost $495,413,803)—100.8%		495,413,803

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.8)%		(4,042,234)

	NET ASSETS—100.0%		$491,371,569

Please see accompanying notes to financial statements.

26

TD WATERHOUSE PLUS FUNDS, INC.
 Notes to Schedule of Investments
 October 31, 2004

(A)	Variable rate securities. The rates shown are the current rates on October 31, 2004. Dates shown represent the next interest reset date.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to $72,988,758 or 14.9% of net assets. These securities have been deemed liquid by the Board of Directors.

(D)	This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2004, the value of these securities amounted to $26,000,000 representing 5.3% of net assets.

(E)	Security may be called at issuer’s option prior to listed maturity date.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

Description of Abbreviations

AIG	American International	HEFA	Health & Education
	Group		Facilities Authority
AMBAC	American Municipal Bond	HFC	Housing Finance
	Assurance Corporation		Corporation
COP	Certificate of Participation	IDB	Industrial Development
CP	Commercial Paper		Board
DFA	Development Finance	IDRB	Industrial Development
	Authority		Revenue Bond
FGIC	Financial Guaranty	LOC	Letter of Credit
	Insurance Company	MBIA	Municipal Bond Investors
FHLB	Federal Home Loan Bank		Assurance Insurance
FSA	Financial Security		Corporation
	Assurance Inc.	PCFA	Pollution Control Finance
GTY	Guarantee		Authority
HDC	Housing Development
Corporation

27

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28

R EPORT OF I NDEPENDENT R EGISTERED
 P UBLIC A CCOUNTING F IRM

Shareholders and Board of Directors
TD Waterhouse Plus Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Money Market Plus Portfolio of TD Waterhouse Plus Funds, Inc. (the “Fund”) as of October 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Plus Portfolio at October 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 10, 2004

29

Directors and Officers Information (Unaudited)
The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Number of
		Term of		Portfolios
		Office with the	Principal	in Fund	Other
	Position(s)	Fund and	Occupation(s)	Complex	Directorships
Name, Address	Held with	Length of	During Past	Overseen	Held by
And Age	the Fund	Time Served†	5 Years	by Director	Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	Chief Operating Officer of American Red Cross (Nassau	12	None
		9/8/99	County Chapter) since 2003; Chief Operating Officer of
American Red Cross			National Center for Disability Services from 2001
195 Willis Avenue			through 2003; President of Teamwork Management, Inc.
Mineola, NY 11501-2623			from 1996 through 2001; Trustee of The Shannon
McCormack Foundation since 1988, the Kevin Scott
Dalrymple Foundation since 1993; Director of
Age 61			Dime Bancorp, Inc. from 1990 through January 2002.

PETER B.M. EBY	Director	Since	Vice Chairman and Director of Nesbitt Burns, Inc.	12	Director of Leon’s
		6/6/02	(provides investments and securities services) until		Furniture Limited
c/o TD Waterhouse			October 1998.		since May 1977;
100 Wall Street					Director of
New York, NY 10005					Sixty Split Corp.
since March 2001;
Director of George
Age 66					Weston Limited
since May 2000;
and Director of
RSplit II Corp.
since May 2002.

THEODORE ROSEN	Director	Since	From December 1995 through February 1998, a Director	1	None
		2/26/98	of TD Waterhouse Family of Funds, Inc.; since 1993, a
c/o TD Waterhouse			Managing Director of Burnham Securities, Inc.; currently
100 Wall Street			Chairman of Marathon Capital LLC, a merchant banking
New York, NY 10005			firm; was founder and Chairman of the Board of U.S. Energy
Systems, Inc.; from 1991 to 1993, Senior Vice President at
Oppenheimer & Co., and from 1989 to 1991 was a Vice
Age 80			President-Sales at Smith Barney; prior to 1989, held senior
management positions with other firms including Morgan
Stanley & Co., Ladenburg Thalman, and Burnham & Co.;
founder and President of Summit Capital Group, a money
management and investment banking firm.

Interested Director

JAMES F. RITTINGER†††	Chairman,	Since	Since 1979, Partner at Satterlee Stephens Burke	1	None
	Director	2/26/98	Burke & Burke LLP, a law firm; from 1987 through
c/o TD Waterhouse			1996, a member of the Board of Directors of
100 Wall Street			Waterhouse Investor Services, Inc., a New York
New York, NY 10005			Stock Exchange listed company; from 1983 through
1994, served as Justice of the Village of Briarcliff
Manor, New York; a member of the Association of
Age 57			the Bar of the State of New York.

30	31

Term of
		Office with the	Principal
	Position(s)	Fund and	Occupation(s)
Name, Address	Held with	Length of	During Past
And Age	the Fund	Time Served†	5 Years

Officers Who Are Not Directors

GEORGE O. MARTINEZ	President	Since	Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since
	and	9/19/02	June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from
c/o BISYS Fund Services	Chief		June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State
100 Summer Street, Suite 1500	Executive		Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment
Boston, MA 02110	Officer		Management and Regulatory Consulting of Arthur Anderson.

Age 45

CHRISTOPHER SALFI	Treasurer	Since	Since January 1998, Fund Accounting Director – SEI Investments.
	and	3/6/03
c/o SEI Investments	Chief
One Freedom Valley Drive	Financial
Oaks, PA 19456	Officer

Age 40

RICHARD H. NEIMAN	Chief Legal	Since	Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the
	Officer	6/10/03	Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and
c/o TD Waterhouse			Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President, General
100 Wall Street			Counsel, Director and Secretary of TD Waterhouse Investor Services, Inc.
New York, NY 10005

Age 54

MICHAEL A. HILL	Acting	Since	Since April 2004, Paralegal at BISYS Fund Services; from October 1999 through April 2004,
	Secretary	10/8/04	Paralegal at Brown Rudnick Berlack Israels LLP.
c/o BISYS Fund Services
100 Summer Street, Suite 1500
Boston, MA 02110

Age 38

MICHELE R. TEICHNER	Chief Compliance	Since	Since August 1996, Senior Vice President - Compliance, Administration and Operations of
	Officer,	11/2/99	TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997; and since
c/o TD Waterhouse	Vice President		June 2004, Chief Compliance Officer for TD Waterhouse Asset Management, Inc.
100 Wall Street	and
New York, NY 10005	Assistant
Secretary
Age 45

THOMAS J. TEXTOR	Vice President	Since	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief
	and	1/4/99	Compliance Officer of National Investor Services Corp.
c/o TD Waterhouse	Assistant
100 Wall Street	Treasurer
New York, NY 10005

Age 46

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.	†††	Mr. Rittinger is considered an “interested person” of the Fund under the 1940 Act because he is a Partner of the law firm that acts as legal counsel for certain service providers of the Fund Complex.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of October 31, 2004. This does not include directorships held by a Director in the Fund Complex.	††††	Thomas Reyes was Vice President and Secretary of the Fund Complex from December 2003 through October 2004.

32	33

TDW #4081 Rev. 11/04	TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Item 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)(2)The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal, who are each “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the captionAudit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003 - $71,500
2004 - $17,000

     (b) Disclose, under the captionAudit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 - $0
2004 - $0

     (c) Disclose, under the captionTax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.
2003 - $41,900
2004 - $9,475

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 - $0
2004 - $0

     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants, the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provides ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2003 – 0%
2004 – 0%

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2003 - $0
2004 - $0

     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

       (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

       (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

       (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

       (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

       (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*       /s/ George O. Martinez                                 George O. Martinez, President

Date       12/9/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ George O. Martinez                                 George O. Martinez, President

Date       12/9/04

By (Signature and Title)*       /s/ Christopher Salfi                                      Christopher Salfi, Treasurer

Date       12/9/04

* Print the name and title of each signing officer under his or her signature.